Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) - USD ($)				6 Months Ended		12 Months Ended
	Jul. 19, 2019	Jul. 08, 2019	Nov. 30, 2018	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019	Jun. 01, 2018
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount						$ 4,000,000
Discount recorded						0	$ 67,384	$ 750,000
Discount				$ 790,140	$ 853,983	1,647,664	3,576,161
Transferred				212,601	$ 753,977	1,553,082	491,230
Converted	$ 12,542	$ 13,315				0	75,000
converted shares (in Shares)	15,677	16,644
converted warrants (in Shares)	7,838	8,322	33,463,838
Total - Convertible Notes Payable Discount Current Portion				1,448,590		0
Total - Convertible Notes Payable, Discount				0		2,238,730	3,819,010
Navy Capital Debenture 1 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 4,000,000		$ 4,000,000
Interest rate				8.00%		8.00%
Dated				Oct. 31, 2018		Oct. 31, 2018
Conversion rate (in Dollars per share)				$ 0.80		$ 0.80
Discount recorded				$ 3,254,896		$ 3,254,896
Discount				542,483		1,084,965	632,896
Accrued interest				$ 180,179		$ 344,962	191,363
Convertible				The U.S. Convertible Debenture 1 is convertible into units (the "Convertible Debenture Units") at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.		The U.S. Convertible Debenture 1 is convertible into units (the "Convertible Debenture Units") at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Matures				3 years		3 years
Transferred				$ 82,688		$ 370,057	134,400
Navy Capital Debenture 2 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 1,000,000		$ 1,000,000
Interest rate				8.00%		8.00%
Dated				Oct. 31, 2018		Oct. 31, 2018
Conversion rate (in Dollars per share)				$ 0.80		$ 0.80
Discount recorded				$ 813,724		$ 813,724
Discount				135,621		271,241	158,224
Accrued interest				$ 45,045		$ 86,240	47,841
Convertible				The U.S. Convertible Debenture 2 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.		The U.S. Convertible Debenture 2 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Matures				3 years		3 years
Transferred				$ 20,672		$ 92,514	33,600
Murray FA Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 100,000		$ 100,000
Interest rate				8.00%		8.00%
Dated				Oct. 24, 2018		Oct. 24, 2018
Conversion rate (in Dollars per share)				$ 0.80		$ 0.80
Discount recorded				$ 75,415		$ 75,415
Discount				12,569		25,138	14,664
Accrued interest				$ 4,505		$ 8,638	4,945
Convertible				The U.S. Convertible Debenture 3 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.		The U.S. Convertible Debenture 3 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Matures				3 years		3 years
Transferred				$ 2,070		$ 9,117	3,496
Darling Capital Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 532,000		$ 532,000
Interest rate				8.00%		8.00%
Dated				Oct. 25, 2018		Oct. 25, 2018
Conversion rate (in Dollars per share)				$ 0.80		$ 0.80
Discount recorded				$ 416,653		$ 416,653
Discount				69,442		138,884	81,016
Accrued interest				$ 23,965		$ 45,942	26,185
Convertible				The U.S. Convertible Debenture 4 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.		The U.S. Convertible Debenture 4 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Matures				3 years		3 years
Transferred				$ 11,010		$ 48,623	18,478
Sabharwal Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 150,000		$ 150,000
Interest rate				8.00%		8.00%
Dated				Oct. 26, 2018		Oct. 26, 2018
Conversion rate (in Dollars per share)				$ 0.80		$ 0.80
Discount recorded				$ 120,100		$ 120,100
Discount				20,017		40,033	23,353
Accrued interest				$ 6,757		$ 12,950	7,348
Convertible				The U.S. Convertible Debenture 5 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.		The U.S. Convertible Debenture 5 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Matures				3 years		3 years
Transferred				$ 3,104		$ 13,743	5,176
Srinivasan Debenture 6 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 75,000		$ 75,000
Interest rate				8.00%		8.00%
Dated				Oct. 26, 2018		Oct. 26, 2018
Conversion rate (in Dollars per share)				$ 0.80		$ 0.80
Discount recorded				$ 60,049		$ 60,049
Discount				10,008		20,019	11,674
Accrued interest				$ 3,378		$ 6,475	3,674
Convertible				The U.S. Convertible Debenture 6 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10		The U.S. Convertible Debenture 6 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10
Matures				3 years		3 years
Transferred				$ 1,552		$ 6,871	2,588
US Convertible Debenture 7 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount				$ 12,012,000		$ 12,012,000
Interest rate				8.00%		8.00%
Dated				Dec. 12, 2018		Dec. 12, 2018
Conversion rate (in Dollars per share)				$ 0.80		$ 0.80
Accrued interest				$ 536,439		$ 1,025,549	458,759
Convertible				The Canaccord Debentures are convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.		The Canaccord Debentures are convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Matures				3 years		3 years
Transferred				$ 212,601		$ 984,300	$ 291,249
Converted				$ 25,857		$ 25,857
converted shares (in Shares)				32,321		32,321
converted warrants (in Shares)				16,160		16,160
Three Months Ended November 30, 2020 [Member] | Navy Capital Debenture 1 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest				$ 90,089
Transferred				0
Three Months Ended November 30, 2020 [Member] | Navy Capital Debenture 2 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest				22,523
Transferred				0
Three Months Ended November 30, 2020 [Member] | Murray FA Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest				2,252
Transferred				0
Three Months Ended November 30, 2020 [Member] | Darling Capital Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest				11,983
Transferred				0
Three Months Ended November 30, 2020 [Member] | Sabharwal Debenture [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest				3,378
Transferred				0
Three Months Ended November 30, 2020 [Member] | Srinivasan Debenture 6 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest				1,689
Transferred				0
Three Months Ended November 30, 2020 [Member] | US Convertible Debenture 7 [Member]
Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest				270,003
Transferred				$ 212,601